GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%
Belgium – 0.5%
74,438	Anheuser-Busch InBev SA (Beverages)	$ 4,258,274
36,916	KBC Group NV (Banks)	2,778,475

		7,036,749

Bermuda* – 0.6%
96,190	Arch Capital Group Ltd. (Insurance)	7,473,001

Brazil – 0.2%
548,274	Banco Bradesco SA ADR (Banks)	1,935,407

Canada – 4.4%
103,675	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	5,248,810
149,594	CAE, Inc.* (Aerospace & Defense)	3,418,092
46,531	Canadian National Railway Co. (Ground Transportation)	5,640,953
243,721	Canadian Pacific Kansas City Ltd. (Ground Transportation)	20,054,973
18,722	Intact Financial Corp. (Insurance)	2,765,884
53,820	National Bank of Canada (Banks)	4,215,318
259,296	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	8,113,262
69,493	The Toronto-Dominion Bank (Banks)	4,582,802
41,230	Thomson Reuters Corp. (Professional Services)	5,565,495

		59,605,589

China – 1.3%
28,508	Alibaba Group Holding Ltd. ADR* (Broadline Retail)	2,912,377
2,192,000	Beijing Capital International Airport Co. Ltd. Class H* (Transportation Infrastructure)	1,433,482
156,600	NetEase, Inc. (Entertainment)	3,410,799
146,200	Tencent Holdings Ltd. (Interactive Media & Services)	6,719,516
44,404	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	2,709,532

		17,185,706

Denmark – 4.0%
72,496	Carlsberg A/S Class B (Beverages)	10,873,104
32,507	DSV A/S (Air Freight & Logistics)	6,505,950
8,939	Genmab A/S* (Biotechnology)	3,684,652
187,637	Novo Nordisk A/S Class B (Pharmaceuticals)	30,256,878
96,923	Vestas Wind Systems A/S* (Electrical Equipment)	2,592,347

		53,912,931

Finland – 0.3%
105,020	Sampo Oyj Class A (Insurance)	4,627,877

Shares	Description	Value

Common Stocks – (continued)
France – 12.8%
88,494	Air Liquide SA (Chemicals)	$ 15,910,690
293,115	Alstom SA (Machinery)	8,975,254
249,497	AXA SA (Insurance)	7,669,250
37,147	BNP Paribas SA (Banks)	2,449,763
138,920	Bureau Veritas SA (Professional Services)	3,815,270
46,785	Capgemini SE (IT Services)	8,478,311
207,436	Carrefour SA (Consumer Staples Distribution & Retail)	4,146,880
72,034	Cie de Saint-Gobain (Building Products)	4,871,757
82,413	Cie Generale des Etablissements Michelin SCA (Automobile Components)	2,698,783
151,699	Danone SA (Food Products)	9,263,763
53,731	Dassault Systemes SE (Software)	2,296,390
548,505	Engie SA (Multi-Utilities)	8,998,402
33,551	EssilorLuxottica SA (Health Care Equipment & Supplies)	6,749,629
6,977	Kering SA (Textiles, Apparel & Luxury Goods)	4,005,951
38,068	Legrand SA (Electrical Equipment)	3,816,496
7,644	L’Oreal SA (Personal Products)	3,555,296
20,405	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	18,951,501
82,969	Pernod Ricard SA (Beverages)	18,292,304
62,022	Sanofi (Pharmaceuticals)	6,616,787
111,702	Schneider Electric SE (Electrical Equipment)	19,924,512
30,839	Thales SA (Aerospace & Defense)	4,613,199
125,105	Valeo SA (Automobile Components)	2,827,896
39,500	Vinci SA (Construction & Engineering)	4,639,172

		173,567,256

Germany – 6.8%
25,337	Allianz SE (Insurance)	6,055,527
166,863	Bayer AG (Pharmaceuticals)	9,758,720
56,760	Beiersdorf AG (Personal Products)	7,350,723
61,215	Continental AG (Automobile Components)	4,887,384
38,888	Deutsche Boerse AG (Capital Markets)	7,451,000
374,655	Deutsche Telekom AG (Diversified Telecommunication Services)	8,167,941
71,441	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,138,793
58,042	LANXESS AG (Chemicals)	1,957,536
61,864	Merck KGaA (Pharmaceuticals)	10,871,047
10,639	MTU Aero Engines AG (Aerospace & Defense)	2,484,328

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
121,049	RWE AG (Independent Power and Renewable Electricity Producers)	$ 5,209,784
144,161	SAP SE (Software)	19,665,226
30,489	Siemens AG (Industrial Conglomerates)	5,196,611

		92,194,620

Hong Kong – 1.6%
1,921,010	AIA Group Ltd. (Insurance)	19,219,197
1,358,600	ESR Group Ltd.(a) (Real Estate Management & Development)	2,382,367

		21,601,564

India – 1.8%
421,509	HDFC Bank Ltd. (Banks)	8,462,251
576,580	ICICI Bank Ltd. ADR (Banks)	14,166,571
45,929	Tata Consultancy Services Ltd. (IT Services)	1,913,354

		24,542,176

Ireland – 6.2%
36,000	Accenture PLC Class A (IT Services)	11,388,600
57,640	Aon PLC Class A (Insurance)	18,358,340
296,046	Experian PLC (Professional Services)	11,440,864
63,083	ICON PLC ADR* (Life Sciences Tools & Services)	15,859,697
28,689	Linde PLC (Chemicals)	11,207,932
154,546	Ryanair Holdings PLC ADR* (Passenger Airlines)	15,845,601

		84,101,034

Israel – 1.1%
702,477	Bank Leumi Le-Israel BM (Banks)	5,607,606
38,964	Check Point Software Technologies Ltd.* (Software)	5,151,430
21,171	CyberArk Software Ltd.* (Software)	3,514,598

		14,273,634

Italy – 3.7%
1,711,814	Enel SpA (Electric Utilities)	11,803,294
319,532	Eni SpA (Oil, Gas & Consumable Fuels)	4,878,253
34,826	Ferrari NV (Automobiles)	11,164,751
2,091,110	Intesa Sanpaolo SpA (Banks)	6,046,794
652,935	UniCredit SpA (Banks)	16,532,475

		50,425,567

Japan – 9.9%
72,000	Advantest Corp. (Semiconductors & Semiconductor Equipment)	9,958,309
107,100	BayCurrent Consulting, Inc. (Professional Services)	3,458,765

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
59,800	Daikin Industries Ltd. (Building Products)	$ 12,091,483
77,800	Denso Corp. (Automobile Components)	5,417,018
237,500	FANUC Corp. (Machinery)	7,265,700
142,700	Hitachi Ltd. (Industrial Conglomerates)	9,341,782
57,100	Hoya Corp. (Health Care Equipment & Supplies)	6,649,827
14,700	Keyence Corp. (Electronic Equipment, Instruments & Components)	6,596,507
105,400	Kobe Bussan Co. Ltd. (Consumer Staples Distribution & Retail)	2,807,390
270,600	Koito Manufacturing Co. Ltd. (Automobile Components)	4,975,634
26,000	Kose Corp. (Personal Products)	2,546,081
111,300	Kubota Corp. (Machinery)	1,681,294
81,800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,401,827
43,400	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	6,569,970
153,100	Mitsubishi Electric Corp. (Electrical Equipment)	2,209,406
147,800	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	8,779,571
238,100	Olympus Corp. (Health Care Equipment & Supplies)	3,885,060
141,700	Renesas Electronics Corp.* (Semiconductors & Semiconductor Equipment)	2,733,935
74,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,464,274
7,900	SMC Corp. (Machinery)	4,128,247
63,600	Sony Group Corp. (Household Durables)	5,957,172
59,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,764,247
71,100	Suzuki Motor Corp. (Automobiles)	2,855,772
185,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,656,346
131,300	Terumo Corp. (Health Care Equipment & Supplies)	4,299,953
6,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	975,565
77,200	Yamaha Corp. (Leisure Products)	2,991,361

		133,462,496

Mexico – 0.4%
552,400	Arca Continental SAB de CV (Beverages)	5,534,227

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 5.9%
5,819	Adyen NV*(a) (Financial Services)	$ 10,800,149
46,966	Airbus SE (Aerospace & Defense)	6,918,092
194,291	Akzo Nobel NV (Chemicals)	16,621,211
15,664	ASM International NV (Semiconductors & Semiconductor Equipment)	7,441,658
10,059	ASML Holding NV (Semiconductors & Semiconductor Equipment)	7,206,368
846,919	ING Groep NV (Banks)	12,362,191
370,757	Koninklijke Philips NV (Health Care Equipment & Supplies)	7,701,971
73,956	QIAGEN NV* (Life Sciences Tools & Services)	3,470,130
36,086	Randstad NV (Professional Services)	2,114,116
226,675	Universal Music Group NV (Entertainment)	5,814,193

		80,450,079

Portugal – 0.5%
870,453	EDP - Energias de Portugal SA (Electric Utilities)	4,066,616
228,076	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	3,031,042

		7,097,658

Singapore – 0.9%
360,300	DBS Group Holdings Ltd. (Banks)	9,294,673
148,600	United Overseas Bank Ltd. (Banks)	3,370,765

		12,665,438

South Korea – 1.8%
39,282	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,150,793
10,979	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	14,957,197
74,832	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,247,102

		24,355,092

Spain – 1.6%
35,156	Aena SME SA(a) (Transportation Infrastructure)	5,614,137
124,604	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	8,938,604
329,581	Iberdrola SA (Electric Utilities)	4,113,677
81,891	Industria de Diseno Textil SA (Specialty Retail)	3,134,609

		21,801,027

Shares	Description	Value

Common Stocks – (continued)
Sweden – 1.2%
286,676	Atlas Copco AB Class A (Machinery)	$ 4,072,486
60,930	Evolution AB(a) (Hotels, Restaurants & Leisure)	7,513,436
269,352	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	2,611,585
103,801	Swedbank AB Class A (Banks)	1,903,886

		16,101,393

Switzerland – 8.6%
141,325	ABB Ltd. (Electrical Equipment)	5,671,021
53,170	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	8,562,114
88,235	Idorsia Ltd.* (Biotechnology)	699,827
47,663	Julius Baer Group Ltd. (Capital Markets)	3,375,853
6,413	Lonza Group AG (Life Sciences Tools & Services)	3,726,183
167,741	Nestle SA (Food Products)	20,551,481
137,016	Novartis AG (Pharmaceuticals)	14,345,182
2,659	Partners Group Holding AG (Capital Markets)	2,985,083
67,781	Roche Holding AG (Pharmaceuticals)	21,015,590
37,466	Sika AG (Chemicals)	11,660,824
17,819	Sonova Holding AG (Health Care Equipment & Supplies)	4,966,957
392,095	UBS Group AG (Capital Markets)	8,700,146
20,060	Zurich Insurance Group AG (Insurance)	9,698,980

		115,959,241

Taiwan – 0.6%
232,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,189,363
44,281	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	4,390,461

		8,579,824

United Kingdom – 16.6%
356,069	Allfunds Group PLC (Capital Markets)	2,321,548
109,447	AstraZeneca PLC (Pharmaceuticals)	15,724,929
4,596,569	Barclays PLC (Banks)	9,121,023
41,863	Berkeley Group Holdings PLC (Household Durables)	2,334,184
1,795,357	BP PLC (Oil, Gas & Consumable Fuels)	11,139,199

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
126,615	British American Tobacco PLC (Tobacco)	$ 4,257,822
139,626	Coca-Cola European Partners PLC (Beverages)	8,806,024
913,929	Compass Group PLC (Hotels, Restaurants & Leisure)	23,778,265
299,999	Diageo PLC (Beverages)	13,092,634
41,963	Ferguson PLC (Trading Companies & Distributors)	6,748,504
375,571	GSK PLC (Pharmaceuticals)	6,685,596
773,514	HSBC Holdings PLC (Banks)	6,425,126
403,303	Informa PLC (Media)	3,924,085
695,323	Legal & General Group PLC (Insurance)	2,083,789
47,400	London Stock Exchange Group PLC (Capital Markets)	5,147,391
115,679	NatWest Group PLC (Banks)	363,121
888,658	Prudential PLC (Insurance)	12,340,194
173,152	Reckitt Benckiser Group PLC (Household Products)	12,971,171
695,013	RELX PLC (Professional Services)	23,385,432
146,037	Rio Tinto PLC (Metals & Mining)	9,652,712
9,687,214	Rolls-Royce Holdings PLC* (Aerospace & Defense)	22,969,711
272	Segro PLC (Industrial REITs)	2,666
119,029	Shell PLC (Oil, Gas & Consumable Fuels)	3,661,436
1,068,943	Tesco PLC (Consumer Staples Distribution & Retail)	3,540,415
124,554	Unilever PLC (Personal Products)	6,692,647
235,311	WH Smith PLC (Specialty Retail)	4,511,094
328,659	WPP PLC (Media)	3,588,539

		225,269,257

United States – 2.9%
84,757	Atlassian Corp. Class A* (Software)	15,420,688
14,413	EPAM Systems, Inc.* (IT Services)	3,413,142
3,493	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4,392,343
18,942	ResMed, Inc. (Health Care Equipment & Supplies)	4,211,754
29,364	STERIS PLC (Health Care Equipment & Supplies)	6,623,050
40,569	Waste Connections, Inc. (Commerical Services & Supplies)	5,727,126

		39,788,103

TOTAL COMMON STOCKS (Cost $1,007,087,805)		$1,303,546,946

Shares	Dividend Rate	Value

Investment Company(b) – 3.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
48,994,792	5.220%	$ 48,994,792
(Cost $48,994,792)

TOTAL INVESTMENTS – 99.8% (Cost $1,056,082,597)		$1,352,541,738

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,859,477

NET ASSETS – 100.0%		$1,355,401,215

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated Issuer.

SECTOR ALLOCATION AS OF JULY 31, 2023
Sector	% of Total Market Value

Industrials	18.8%
Financials	18.0
Health Care	14.6
Information Technology	12.2
Consumer Staples	10.6
Consumer Discretionary	9.7
Materials	5.1
Investment Company	3.6
Utilities	2.5
Communication Services	2.4
Energy	2.3
Real Estate	0.2
100.0%

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	CHF	109,245	USD	125,706	08/02/23	$(406)

Currency Abbreviations:
CHF	— Swiss Franc
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 94.9%
Aerospace & Defense – 2.1%
32,087	Curtiss-Wright Corp.	$ 6,140,168
57,270	Hexcel Corp.	4,047,844
101,427	Leonardo DRS, Inc.*	1,692,817
40,125	Mercury Systems, Inc.*	1,523,947
32,492	Woodward, Inc.	3,911,387

		17,316,163

Air Freight & Logistics – 0.7%
12,300	Forward Air Corp.	1,461,732
50,329	Hub Group, Inc. Class A*	4,536,153

		5,997,885

Automobile Components – 1.4%
31,422	LCI Industries	4,281,876
17,613	Standard Motor Products, Inc.	672,288
29,010	Visteon Corp.*	4,470,151
20,462	XPEL, Inc.*	1,662,128

		11,086,443

Banks – 5.4%
19,026	Ameris Bancorp	830,485
38,900	Bank of Hawaii Corp.	2,222,357
28,194	Berkshire Hills Bancorp, Inc.	643,105
27,258	Dime Community Bancshares, Inc.	610,579
39,908	First Merchants Corp.	1,281,845
26,889	Hancock Whitney Corp.	1,183,385
51,991	Heritage Commerce Corp.	499,114
69,460	Hope Bancorp, Inc.	754,336
43,000	Independent Bank Corp.	2,590,750
26,800	Lakeland Financial Corp.	1,485,792
125,400	New York Community Bancorp, Inc.	1,739,298
84,680	OceanFirst Financial Corp.	1,577,588
85,222	Old National Bancorp/IN	1,451,331
33,636	Peapack-Gladstone Financial Corp.	983,180
18,493	Preferred Bank	1,222,018
98,188	Prosperity Bancshares, Inc.	6,217,264
57,700	Renasant Corp.	1,785,238
24,940	S&T Bancorp, Inc.	787,605
61,018	SouthState Corp.	4,739,268
35,600	UMB Financial Corp.	2,527,600
25,158	Univest Financial Corp.	490,581
150,863	Valley National Bancorp	1,547,854
24,618	Western Alliance Bancorp	1,278,905
65,201	Wintrust Financial Corp.	5,500,356

		43,949,834

Biotechnology* – 3.4%
68,700	89bio, Inc.	1,088,208
239,656	Abcam PLC ADR	5,617,537
104,660	Alkermes PLC	3,064,445
56,163	Ascendis Pharma A/S ADR	5,063,094
23,101	Blueprint Medicines Corp.	1,524,666
33,690	Cerevel Therapeutics Holdings, Inc.	1,030,577
18,250	CRISPR Therapeutics AG	1,046,272
10,706	Karuna Therapeutics, Inc.	2,138,738

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
25,218	MoonLake Immunotherapeutics Class A	$ 1,533,507
40,753	Neurocrine Biosciences, Inc.	4,152,323
84,570	Rocket Pharmaceuticals, Inc.	1,526,488

		27,785,855

Building Products – 2.0%
26,720	AAON, Inc.	2,812,547
2,150	Apogee Enterprises, Inc.	106,489
31,100	Gibraltar Industries, Inc.*	2,011,237
86,750	Hayward Holdings, Inc.*	1,158,980
95,080	Janus International Group, Inc.*	1,085,814
8,963	Masonite International Corp.*	937,082
67,281	The AZEK Co., Inc.,*	2,099,167
29,800	UFP Industries, Inc.	3,062,248
103,981	Zurn Elkay Water Solutions Corp. Class C	3,165,182

		16,438,746

Capital Markets – 1.4%
26,917	Avantax, Inc.*	696,612
317,245	BGC Group, Inc. Class A	1,510,086
38,750	Cohen & Steers, Inc.	2,492,013
19,486	Evercore, Inc. Class A	2,631,779
13,000	Houlihan Lokey, Inc.	1,298,050
52,480	StepStone Group, Inc. Class A	1,473,114
11,345	StoneX Group, Inc.*	1,043,853

		11,145,507

Chemicals – 3.6%
42,825	AdvanSix, Inc.	1,717,711
13,274	Ashland, Inc.	1,212,713
54,530	Avient Corp.	2,210,101
72,270	Axalta Coating Systems Ltd.*	2,312,640
141,674	Ecovyst, Inc.*	1,741,173
61,014	H.B. Fuller Co.	4,516,866
52,615	Ingevity Corp.*	3,368,412
25,600	Innospec, Inc.	2,742,784
56,102	Mativ Holdings, Inc.	883,045
16,018	Methanex Corp.	721,451
38,800	Minerals Technologies, Inc.	2,380,380
25,417	Orion SA	557,141
23,023	Quaker Chemical Corp.	4,613,349

		28,977,766

Commerical Services & Supplies – 3.7%
78,002	ABM Industries, Inc.	3,609,932
58,637	Casella Waste Systems, Inc. Class A*	4,731,419
103,838	CoreCivic, Inc.*	1,007,229
25,764	MSA Safety, Inc.	4,276,824
89,062	Rentokil Initial PLC ADR	3,633,730
49,182	The Brink’s Co.	3,588,319
9,250	UniFirst Corp.	1,501,275
68,679	Viad Corp.*	1,937,434

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commerical Services & Supplies – (continued)
41,380	Waste Connections, Inc.	$ 5,841,615

		30,127,777

Communications Equipment* – 1.5%
32,700	Calix, Inc.	1,475,097
48,225	Ciena Corp.	2,035,095
14,238	Clearfield, Inc.	665,484
197,069	CommScope Holding Co., Inc.	886,811
72,950	Extreme Networks, Inc.	1,939,740
15,700	F5, Inc.	2,484,368
477,772	Infinera Corp.	2,149,974
29,175	NETGEAR, Inc.	397,947

		12,034,516

Construction & Engineering – 1.1%
3,900	EMCOR Group, Inc.	838,656
27,371	Granite Construction, Inc.	1,120,295
4,900	MYR Group, Inc.*	698,544
26,151	Primoris Services Corp.	830,556
11,258	Valmont Industries, Inc.	2,980,555
55,230	WillScot Mobile Mini Holdings Corp.*	2,648,279

		9,116,885

Construction Materials – 0.5%
8,900	Eagle Materials, Inc.	1,640,893
61,600	Summit Materials, Inc. Class A*	2,228,688

		3,869,581

Consumer Finance – 1.0%
14,494	FirstCash Holdings, Inc.	1,380,989
10,569	Nelnet, Inc. Class A	1,042,949
34,914	PRA Group, Inc.*	833,048
278,951	SLM Corp.	4,513,427

		7,770,413

Consumer Staples Distribution & Retail – 1.1%
30,296	Casey’s General Stores, Inc.	7,654,587
26,400	Performance Food Group Co.*	1,577,664

		9,232,251

Containers & Packaging – 0.8%
46,700	Silgan Holdings, Inc.	2,047,795
48,100	Sonoco Products Co.	2,820,584
60,500	TriMas Corp.	1,558,480

		6,426,859

Diversified Consumer Services – 2.0%
86,596	Bright Horizons Family Solutions, Inc.*	8,402,410
182,424	Laureate Education, Inc.	2,338,676
430,651	Mister Car Wash, Inc.*	4,276,364
36,793	Stride, Inc.*	1,405,861

		16,423,311

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.3%
42,405	Cogent Communications Holdings, Inc.	$ 2,596,882

Electric Utilities – 0.5%
16,400	ALLETE, Inc.	941,852
15,900	IDACORP, Inc.	1,634,838
16,500	MGE Energy, Inc.	1,323,960
10,440	Portland General Electric Co.	497,675

		4,398,325

Electrical Equipment – 0.8%
9,076	Acuity Brands, Inc.	1,499,718
9,846	Atkore, Inc.*	1,562,265
27,500	NEXTracker, Inc. Class A*	1,164,625
44,840	Sensata Technologies Holding PLC	1,894,490

		6,121,098

Electronic Equipment, Instruments & Components – 3.6%
20,025	Advanced Energy Industries, Inc.	2,506,729
48,161	Avnet, Inc.	2,335,809
46,658	Belden, Inc.	4,509,029
24,500	Crane NXT Co.	1,449,175
26,805	Fabrinet*	3,314,170
21,217	Insight Enterprises, Inc.*	3,112,322
19,266	Littelfuse, Inc.	5,868,424
12,140	OSI Systems, Inc.*	1,447,452
8,100	Plexus Corp.*	797,769
13,600	Rogers Corp.*	2,293,096
45,275	ScanSource, Inc.*	1,362,325

		28,996,300

Energy Equipment & Services – 3.2%
78,681	Cactus, Inc. Class A	3,995,421
282,333	ChampionX Corp.	10,051,055
58,939	Expro Group Holdings NV*	1,307,856
33,500	Helmerich & Payne, Inc.	1,499,795
95,411	National Energy Services Reunited Corp.*	310,086
318,921	NexTier Oilfield Solutions, Inc.*	3,801,538
25,782	Noble Corp. PLC	1,347,625
86,081	ProPetro Holding Corp.*	898,686
94,611	Select Water Solutions, Inc.	795,679
49,635	US Silica Holdings, Inc.*	645,751
17,272	Weatherford International PLC*	1,435,303

		26,088,795

Entertainment* – 0.2%
9,721	Take-Two Interactive Software, Inc.	1,486,730

Financial Services – 2.5%
41,128	Essent Group Ltd.	2,039,949
20,252	Federal Agricultural Mortgage Corp. Class C	3,255,509
87,530	Flywire Corp.*	2,988,274
39,840	Shift4 Payments, Inc. Class A*	2,748,562
21,102	Voya Financial, Inc.	1,567,035

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
18,975	Walker & Dunlop, Inc.	$ 1,726,345
29,388	WEX, Inc.*	5,564,618

		19,890,292

Food Products – 1.0%
53,692	Fresh Del Monte Produce, Inc.	1,427,133
42,015	Hostess Brands, Inc.*	1,010,041
16,300	Ingredion, Inc.	1,813,538
4,400	Lancaster Colony Corp.	847,572
73,589	The Simply Good Foods Co.*	2,848,630

		7,946,914

Gas Utilities – 0.2%
17,700	ONE Gas, Inc.	1,400,601

Ground Transportation – 1.4%
32,533	Knight-Swift Transportation Holdings, Inc.	1,976,380
97,800	Marten Transport Ltd.	2,216,148
7,480	Saia, Inc.*	3,165,087
88,739	Werner Enterprises, Inc.	4,172,508

		11,530,123

Health Care Equipment & Supplies* – 4.2%
10,850	AngioDynamics, Inc.	94,286
57,336	Establishment Labs Holdings, Inc.	4,128,765
58,686	Haemonetics Corp.	5,413,197
14,175	ICU Medical, Inc.	2,525,701
44,971	Inari Medical, Inc.	2,566,495
29,215	Inmode Ltd.	1,253,616
11,760	Inspire Medical Systems, Inc.	3,384,646
27,950	Integer Holdings Corp.	2,584,816
28,100	Integra LifeSciences Holdings Corp.	1,277,707
41,585	Lantheus Holdings, Inc.	3,596,687
57,742	OrthoPediatrics Corp.	2,410,728
5,105	QuidelOrtho Corp.	445,973
155,950	SI-BONE, Inc.	4,017,272

		33,699,889

Health Care Providers & Services – 3.9%
207,450	Accolade, Inc.*	3,115,899
139,050	agilon health, Inc.*	2,662,808
175,967	Alignment Healthcare, Inc.*	1,092,755
8,989	Amedisys, Inc.*	816,561
12,253	AMN Healthcare Services, Inc.*	1,312,909
2,275	Chemed Corp.	1,185,480
66,215	Encompass Health Corp.	4,372,176
71,530	HealthEquity, Inc.*	4,859,748
34,408	LifeStance Health Group, Inc.*	323,091
270,017	NeoGenomics, Inc.*	4,679,395
107,090	Option Care Health, Inc.*	3,617,500
61,349	PetIQ, Inc.*	1,026,982
122,273	R1 RCM, Inc.*	2,112,877

		31,178,181

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology* – 0.9%
140,703	Definitive Healthcare Corp.	$ 1,664,517
121,434	Phreesia, Inc.	3,851,886
127,010	Veradigm, Inc.	1,717,175

		7,233,578

Hotel & Resort REITs – 0.2%
119,100	Apple Hospitality REIT, Inc.	1,846,050

Hotels, Restaurants & Leisure – 3.2%
40,447	Bloomin’ Brands, Inc.	1,086,811
117,601	Bowlero Corp.*	1,426,500
32,684	Choice Hotels International, Inc.	4,273,433
45,774	Churchill Downs, Inc.	5,302,918
22,776	Dave & Buster’s Entertainment, Inc.*	1,043,141
41,532	First Watch Restaurant Group, Inc.*	774,157
43,505	International Game Technology PLC	1,471,774
29,110	Planet Fitness, Inc. Class A*	1,966,089
41,625	Texas Roadhouse, Inc.	4,643,269
29,355	Travel & Leisure Co.	1,195,629
15,400	Wingstop, Inc.	2,596,132

		25,779,853

Household Durables – 1.5%
5,625	Helen of Troy Ltd.*	794,813
21,516	M/I Homes, Inc.*	2,151,600
19,580	Meritage Homes Corp.	2,916,441
65,632	Tempur Sealy International, Inc.	2,929,156
9,047	TopBuild Corp.*	2,478,245
144,192	Vizio Holding Corp. Class A*	1,074,230

		12,344,485

Household Products* – 0.3%
73,175	Central Garden & Pet Co. Class A	2,796,749

Industrial REITs – 0.9%
24,830	EastGroup Properties, Inc.	4,399,379
30,100	First Industrial Realty Trust, Inc.	1,556,170
36,560	STAG Industrial, Inc.	1,327,128

		7,282,677

Insurance – 3.8%
31,700	AMERISAFE, Inc.	1,652,204
31,654	Assured Guaranty Ltd.	1,892,276
49,949	Axis Capital Holdings Ltd.	2,753,189
19,146	Employers Holdings, Inc.	739,610
37,400	First American Financial Corp.	2,370,412
7,240	Kinsale Capital Group, Inc.	2,697,841
20,520	Palomar Holdings, Inc.*	1,242,691
16,730	Primerica, Inc.	3,558,471
34,500	Ryan Specialty Holdings, Inc.*	1,495,230
26,325	Safety Insurance Group, Inc.	1,895,400
23,400	Selective Insurance Group, Inc.	2,414,646
22,700	Stewart Information Services Corp.	1,069,851
29,588	The Hanover Insurance Group, Inc.	3,357,646

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
2,269	White Mountains Insurance Group Ltd.	$ 3,510,189

		30,649,656

Interactive Media & Services* – 0.8%
368,010	Angi, Inc.	1,424,199
11,802	Cars.com, Inc.	269,203
154,223	Pinterest, Inc. Class A	4,470,925

		6,164,327

IT Services – 0.2%
21,475	Perficient, Inc.*	1,369,890
29,186	The Hackett Group, Inc.	678,575

		2,048,465

Leisure Products – 1.2%
23,250	BRP, Inc.	2,143,650
193,467	Clarus Corp.	1,721,856
147,150	Mattel, Inc.*	3,134,295
132,573	Topgolf Callaway Brands Corp.*	2,647,483

		9,647,284

Life Sciences Tools & Services – 1.5%
27,080	Azenta, Inc.*	1,272,218
5,780	Bio-Rad Laboratories, Inc. Class A*	2,342,981
63,142	Bruker Corp.	4,339,118
8,475	Charles River Laboratories International, Inc.*	1,775,852
21,888	Fortrea Holdings, Inc.*	699,540
56,795	Sotera Health Co.*	1,077,969
12,690	Syneos Health, Inc.*	538,183

		12,045,861

Machinery – 4.0%
7,800	Alamo Group, Inc.	1,511,328
28,392	Allison Transmission Holdings, Inc.	1,666,326
44,300	Astec Industries, Inc.	2,188,420
17,700	Columbus McKinnon Corp.	749,418
19,300	Crane Co.	1,808,217
49,700	Hillenbrand, Inc.	2,581,418
6,889	IDEX Corp.	1,555,605
34,510	ITT, Inc.	3,437,196
35,260	John Bean Technologies Corp.	4,358,489
66,500	Kennametal, Inc.	2,026,920
11,820	Lincoln Electric Holdings, Inc.	2,372,392
15,700	Mueller Industries, Inc.	1,272,642
94,896	Mueller Water Products, Inc. Class A	1,526,877
32,560	Terex Corp.	1,908,993
47,367	Wabash National Corp.	1,121,650
12,700	Watts Water Technologies, Inc. Class A	2,368,931

		32,454,822

Shares	Description	Value

Common Stocks – (continued)
Media – 1.0%
110,475	Entravision Communications Corp. Class A	$ 528,071
19,200	Nexstar Media Group, Inc.	3,585,024
122,727	TEGNA, Inc.	2,074,086
168,100	The E.W. Scripps Co. Class A*	1,657,466

		7,844,647

Metals & Mining – 0.4%
25,100	Kaiser Aluminum Corp.	2,038,120
19,000	Worthington Industries, Inc.	1,417,780

		3,455,900

Multi-Utilities – 0.3%
36,300	NorthWestern Corp.	2,049,861

Office REITs – 0.4%
83,800	Corporate Office Properties Trust	2,178,800
41,524	Cousins Properties, Inc.	1,014,431

		3,193,231

Oil, Gas & Consumable Fuels – 3.4%
22,000	Civitas Resources, Inc.	1,646,920
83,338	Delek U.S. Holdings, Inc.	2,299,295
47,749	Denbury, Inc.*	4,197,614
47,423	Enerplus Corp.	792,912
270,387	Kosmos Energy Ltd.*	1,919,748
136,600	Magnolia Oil & Gas Corp. Class A	3,025,690
40,300	Matador Resources Co.	2,241,889
81,700	Northern Oil and Gas, Inc.	3,216,529
46,904	Par Pacific Holdings, Inc.*	1,476,538
18,200	PDC Energy, Inc.	1,381,198
37,609	Peabody Energy Corp.	843,946
84,947	Viper Energy Partners LP	2,303,763
91,953	World Kinect Corp.	2,072,621

		27,418,663

Personal Products* – 0.2%
77,744	Herbalife Nutrition Ltd.	1,262,563

Pharmaceuticals* – 0.3%
21,233	Arvinas, Inc.	524,880
117,490	Innoviva, Inc.	1,591,989

		2,116,869

Professional Services – 3.5%
34,037	ASGN, Inc.*	2,597,704
22,425	CBIZ, Inc.*	1,186,058
28,333	FTI Consulting, Inc.*	4,962,808
143,303	Genpact Ltd.	5,171,805
15,300	ICF International, Inc.	1,799,127
24,536	Korn Ferry	1,292,557
64,799	Legalzoom.com, Inc.*	990,129
41,196	MAXIMUS, Inc.	3,450,577
31,341	Science Applications International Corp.	3,802,917
63,393	Sterling Check Corp.*	761,350

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
31,690	WNS Holdings Ltd. ADR*	$ 2,190,096

		28,205,128

Real Estate Management & Development – 0.6%
14,700	Colliers International Group, Inc.	1,488,816
98,200	Cushman & Wakefield PLC*	965,306
94,944	DigitalBridge Group, Inc.	1,521,003
46,402	Kennedy-Wilson Holdings, Inc.	765,633

		4,740,758

Retail REITs – 0.4%
84,255	Spirit Realty Capital, Inc.	3,398,004

Semiconductors & Semiconductor Equipment – 2.8%
64,375	Cohu, Inc.*	2,809,969
36,933	Entegris, Inc.	4,051,919
15,940	Impinj, Inc.*	1,061,923
71,810	Kulicke & Soffa Industries, Inc.	4,299,983
16,166	Lattice Semiconductor Corp.*	1,470,136
52,900	MaxLinear, Inc.*	1,305,043
38,913	Power Integrations, Inc.	3,780,009
2,344	SiTime Corp.*	302,399
36,106	Ultra Clean Holdings, Inc.*	1,375,639
12,930	Universal Display Corp.	1,886,228

		22,343,248

Software – 6.0%
24,792	AppLovin Corp. Class A*	778,469
59,135	Bentley Systems, Inc. Class B	3,186,194
66,320	BlackLine, Inc.*	3,851,866
65,260	Box, Inc. Class A*	2,039,375
122,848	CCC Intelligent Solutions Holdings, Inc.*	1,353,785
99,213	Clear Secure, Inc. Class A	2,352,340
41,658	Domo, Inc. Class B*	744,428
123,389	Dynatrace, Inc.*	6,748,144
44,906	Envestnet, Inc.*	2,783,274
29,101	InterDigital, Inc.	2,697,372
102,678	NCR Corp.*	2,759,985
105,114	PROS Holdings, Inc.*	3,994,332
70,130	Samsara, Inc. Class A*	1,959,432
98,130	SentinelOne, Inc. Class A*	1,635,827
77,450	Smartsheet, Inc. Class A*	3,438,780
33,670	Tenable Holdings, Inc.*	1,638,382
67,000	Verint Systems, Inc.*	2,503,790
42,159	Workiva, Inc.*	4,438,921

		48,904,696

Specialized REITs – 0.7%
98,100	Four Corners Property Trust, Inc.	2,580,030
87,000	Rayonier, Inc.	2,881,440

		5,461,470

Specialty Retail – 1.0%
30,701	Caleres, Inc.	830,155
53,485	Foot Locker, Inc.	1,437,142

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
5,200	Murphy USA, Inc.	$ 1,596,556
37,060	National Vision Holdings, Inc.*	801,608
32,650	Signet Jewelers Ltd.	2,627,998
26,094	The Buckle, Inc.	953,997

		8,247,456

Technology Hardware, Storage & Peripherals* – 0.1%
2,000	Super Micro Computer, Inc.	660,540

Textiles, Apparel & Luxury Goods – 0.6%
32,900	Columbia Sportswear Co.	2,586,269
70,624	Steven Madden Ltd.	2,357,429

		4,943,698

Tobacco – 0.1%
87,415	Vector Group Ltd.	1,146,885

Trading Companies & Distributors – 1.1%
9,000	Applied Industrial Technologies, Inc.	1,304,910
12,089	Beacon Roofing Supply, Inc.*	1,035,665
82,000	Core & Main, Inc. Class A*	2,592,020
19,300	McGrath RentCorp	1,860,134
61,831	NOW, Inc.*	704,255
6,285	SiteOne Landscape Supply, Inc.*	1,068,450

		8,565,434

Wireless Telecommunication Services*(a) – 0.0%
29,864	GCI Liberty, Inc.	—

TOTAL COMMON STOCKS (Cost $676,857,437)		$767,286,780

Exchange Traded Funds – 0.6%
59,170	SPDR S&P Biotech ETF	$ 4,987,439
(Cost $4,719,171)

Shares	Dividend Rate	Value

Investment Company(b) – 4.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
34,704,402	5.220%	$ 34,704,402
(Cost $34,704,402)

TOTAL INVESTMENTS – 99.8% (Cost $716,281,010)		$806,978,621

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,475,706

NET ASSETS – 100.0%		$808,454,327

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2023:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$32,844,969	$217,101,445	$—
Europe	86,489,588	852,678,151	—
North America	105,777,870	6,719,516	—
South America	1,935,407	—	—
Investment Company	48,994,792	—	—

Total	$276,042,626	$1,076,499,112	$—

Derivative Type

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(406)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,314,170	$—	$—
Europe	21,520,729	—	—
North America	742,451,881	—	—
Exchange Traded Funds	4,987,439	—	—
Investment Company	34,704,402	—	—

Total	$806,978,621	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.